Contents of Significant Accounts - Summary of Disaggregation of Revenue by Product (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 222,533,000	$ 278,705,264	$ 213,011,018
Wafer [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	211,750,622	265,600,173	204,594,399
Other products [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 10,782,378	$ 13,105,091	$ 8,416,619